Shareholders’ Equity - Schedule of Compensation to Employees (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Compensation to Employees [Line Items]
Expected term, in years	5 years 9 months 21 days	6 years 1 month 9 days	5 years 9 months 25 days
Expected volatility	50.38%	51.75%
Risk-free interest rate	3.70%	4.23%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Schedule of Compensation to Employees [Line Items]
Expected volatility			47.00%
Risk-free interest rate			4.15%
Maximum [Member]
Schedule of Compensation to Employees [Line Items]
Expected volatility			51.75%
Risk-free interest rate			4.55%